Form N-1A Supplement	Jun. 27, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	REX-OSREY™ ETH + STAKING ETF (ESK)
REX-OSREY™ SOL + STAKING ETF (SSK)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated March 11, 2026
to the Prospectus
dated June 27, 2025, as amended September 1, 2025
as supplemented from time to time

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FUND SUMMARY – REX-OSPREY™ ETH + STAKING ETF
Effective May 10, 1016, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
REX-OspreyTM ETH + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Ether (“ETH” or the “Reference Asset”) plus staking rewards associated with the Reference Asset. _____________________________________________________________________________________________
FUND SUMMARY – REX-OSPREY™ SOL + STAKING ETF
Effective May 10, 1016, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
REX-OspreyTM SOL + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.